Common Stock and Stock-Based Compensation - Schedule of Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Stock-based Compensation Expense [Line Items]
Total stock-based compensation expense	$ 18,164	$ 643
Research and Development [Member]
Schedule of Stock-based Compensation Expense [Line Items]
Total stock-based compensation expense	3,000	4
Sales and Marketing [Member]
Schedule of Stock-based Compensation Expense [Line Items]
Total stock-based compensation expense	1,446	1
General and Administrative [Member]
Schedule of Stock-based Compensation Expense [Line Items]
Total stock-based compensation expense	$ 13,718	$ 638